Property, Plant, and Equipment	12 Months Ended
Dec. 31, 2018
Property Plant And Equipment [Abstract]
Property, Plant, and Equipment

7. Property, Plant, and Equipment

Property, plant, and equipment consist of the following:

	December 31,
	2018	2017
Land	$7.5	$7.5
Software	225.0	197.4
Machinery and equipment	117.5	120.3
Buildings and improvements	40.5	36.3
Total property, plant and equipment	390.5	361.5
Accumulated depreciation	(286.1)	(259.5)
Property, plant and equipment, net	$104.4	$102.0

Depreciation expense of property, plant, and equipment totaled $38.1, $35.3, and $34.8 for the years ended December 31, 2018, 2017, and 2016, respectively.